COMMITMENTS (Details) - USD ($)		3 Months Ended
	Jun. 24, 2019	Dec. 31, 2020
Underwriting Agreement [Abstract]
Cash underwriting discount	2.00%
Underwriting expense	$ 4,554,500
Deferred underwriting discount	3.50%
Deferred underwriting fees	$ 7,970,375
Advisory and Other Services Agreements [Abstract]
Business combination success fee		$ 1,100,000
Percentage of gross proceeds securities sold for business combination		4.00%
Initial Public Offering [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	25,000,000
Affiliate of Sponsor [Member] | Initial Public Offering [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	2,227,500